Filed Pursuant to Rule 497(a)(1)

File No. 333-187821

Below is the summary advertisement that will appear in the Wall Street Journal on April 25, 2012:

Summary Advertisement

This announcement is not an offer to purchase or a solicitation of an offer to sell RXF Common Shares. The Exchange Offers are being made solely pursuant to a preliminary prospectus dated April 24, 2013, and the related Letter of Transmittal and any amendments or supplements to such Preliminary Prospectus or Letter of Transmittal. The Exchange Offers are not being made to (nor will tenders be accepted from or on behalf of) holders of Selected REIT Shares in any jurisdiction in which the making of the Exchange Offers or the acceptance thereof would not be in compliance with the securities, “blue sky” or other laws of such jurisdiction or any administrative or judicial action pursuant thereto. In those jurisdictions where applicable laws require the Exchange Offers to be made by a licensed broker or dealer, the Exchange Offers will be deemed to be made on behalf of REIT Exchange Fund, Inc. by one or more registered brokers or dealers designated by it which are licensed under the laws of that jurisdiction. Capitalized terms used herein and not defined have the meanings ascribed to them below.

Notice of Offer to Exchange

RXF Common Shares

for

shares in 32 public non-traded REITs

pursuant to a Preliminary Prospectus dated April 24, 2013

by

REIT Exchange Fund, Inc.

REIT Exchange Fund, Inc. (“we” the “Fund” or “RXF”), a Maryland corporation, is offering holders of shares in certain non-traded, Securities and Exchange Commission (“SEC”) registered real estate investment trusts (the “Selected REITs”) a fixed number of common shares of RXF (“RXF Common Shares”) for each share of a Selected REIT they tender based on an exchange ratio (the “Exchange Ratio”). Each offer to exchange is being made upon the terms and conditions set forth in a preliminary prospectus which forms part of a registration statement on Form N-2, dated April 24, 2013 (as it may be amended or supplemented from time to time, the “Preliminary Prospectus”), and each Selected REIT’s Letter of Transmittal (as such letter may be amended or supplemented from time to time, each a “Letter of Transmittal” and, collectively, the “Letters of Transmittal” and, together with the Preliminary Prospectus, the “Exchange Offers”).

THE EXCHANGE OFFERS AND WITHDRAWAL RIGHTS WILL EXPIRE AT MIDNIGHT, NEW YORK CITY TIME, ON JUNE 5, 2013 (THE “EXPIRATION DATE”), UNLESS THE EXCHANGE OFFERS ARE EXTENDED OR TERMINATED.

The Selected REITs, the Exchange Ratio and the maximum number of Selected REIT shares sought in each Exchange Offer is set forth in the table below:

Selected REITs	Exchange Ratio	RXF Common Shares Offered in Exchange for each 100 shares held by investors	Maximum Number of Selected REIT Shares Sought
American Realty Capital Healthcare Trust, Inc.	0.4000	40.00	8,045,177
American Realty Capital New York Recovery REIT, Inc.	0.4000	40.00	2,343,465
Apple REIT Seven, Inc.	0.4400	44.00	8,896,166
Apple REIT Eight, Inc.	0.4400	44.00	9,070,342
Apple REIT Nine, Inc.	0.4100	41.00	17,871,708
Apple REIT Ten, Inc.	0.4400	44.00	6,576,901
Carey Watermark Investors Incorporated	0.4000	40.00	2,055,210
Carter Validus Mission Critical REIT, Inc.	0.4000	40.00	2,821,224
Chambers Street Properties	0.4000	40.00	7,457,803
CNL Lifestyle Properties, Inc.	0.2924	29.24	31,318,324
Cole Corporate Income Trust, Inc.	0.4000	40.00	2,812,600
Cole Credit Property Trust IV, Inc.	0.4000	40.00	4,370,800
Columbia Property Trust, Inc.	0.2932	29.32	53,471,452
Corporate Property Associates 16 — Global Incorporated	0.3480	34.80	19,954,879
Corporate Property Associates 17 — Global Incorporated	0.4000	40.00	30,327,275
Dividend Capital Diversified Property Fund, Inc.	0.2680	26.80	17,532,556
Griffin-American Healthcare REIT II, Inc.	0.4088	40.88	12,837,050
Griffin Capital Essential Asset REIT, Inc.	0.4112	41.12	1,652,553
Hines Real Estate Investment Trust, Inc.	0.3044	30.44	23,057,100
Industrial Income Trust Inc.	0.4160	41.60	14,112,000
Inland American Real Estate Trust, Inc.	0.2772	27.72	87,468,134
Inland Diversified Real Estate Trust, Inc.	0.4000	40.00	11,335,299
KBS Legacy Partners Apartment REIT, Inc.	0.4272	42.72	1,466,460
KBS Real Estate Investment Trust II, Inc.	0.4116	41.16	18,795,333
KBS Real Estate Investment Trust III, Inc.	0.4000	40.00	3,015,435
Lightstone Value Plus Real Estate Investment Trust, Inc.	0.4720	47.20	2,949,800
Northstar Real Estate Income Trust, Inc.	0.4000	40.00	7,003,682
Phillips Edison — ARC Shopping Center REIT Inc.	0.4000	40.00	1,812,876
Steadfast Income REIT, Inc.	0.4096	40.96	2,676,785
Strategic Storage Trust, Inc.	0.4316	43.16	4,629,059
United Development Funding IV	0.8000	80.00	1,884,590
Wells Core Office Income REIT, Inc.	1.0000	100.00	1,818,147

If your shares are registered in your name and you tender directly to U.S. Bancorp Fund Services, LLC (the “Exchange Agent”), you will not be obligated to pay brokerage fees, commissions or transfer taxes on your shares. If you hold your shares through a broker, dealer or commercial bank, trust company or other nominee you should inquire with such institution as to whether they charge any service fees.

The purpose of the Exchange Offers is not to acquire control of the Selected REITs. By investing in the real estate market with diversification by (i) type of real estate asset (such as commercial, industrial, healthcare, hotel, residential, and other); (ii) number of properties; (iii) investment manager; and (iv) geography, RXF is seeking to achieve its investment objectives of high current income and capital appreciation. Further, each of the Selected REITs has ownership restrictions on the number of shares or the proportional value of the applicable selected REIT that any person or entity may own. As a result the Exchange Offers are limited in amount to comply with these ownership restrictions.

Each of the Exchange Offers expires on the Expiration Date. The Expiration Date is 12:00 p.m., New York City time, on June 5, 2013, unless RXF, in its sole discretion, extends the period during which the Exchange Offers are open, in which event the expiration date is the latest time and date on which the Exchange Offers, as so extended, expires. RXF reserves the right to extend the Exchange Offers at any time prior to the Expiration Date by giving written notice to D.F. King & Co. Inc. (the “Information Agent”), and by timely public announcement communicated in accordance with applicable law or regulation. During any extension of the Exchange Offer, all shares in Selected REITs previously tendered pursuant to an Exchange Offer and not validly withdrawn will remain subject to the Exchange Offer.

We expressly reserve the right to terminate the Exchange Offers and not accept for exchange any shares in Selected REITs if any of the following events occur:

•                                          our board of directors shall have become aware of any fact that, in its reasonable judgment, does or will have a material adverse effect on the value of the shares in Selected REITs due to a change or development that has occurred or been threatened since the date hereof, in the business, properties, assets, liabilities, financial condition, operations or results of operations of a Selected REIT;

•                                          any federal law, statute, rule, regulation or interpretation of the staff of the SEC has been proposed, adopted or enacted that, in our reasonable judgment, might impair our ability to proceed with the Exchange Offers or otherwise make it inadvisable to proceed with the Exchange Offers;

•                                          the aggregate number of RXF Common Shares deliverable at the closing of the Exchange Offers, in respect of all Selected REIT shares properly tendered into, and not withdrawn from the Exchange Offers, is fewer than 20 million;

•                                          a preliminary or permanent injunction or other order of any federal or state court, government or governmental authority or agency shall have been issued and shall remain in effect which (i) makes illegal, delays or otherwise directly or indirectly restrains or prohibits the making of the Exchange Offers or the acceptance of any shares in Selected REITs by RXF, (ii) imposes or confirms limitations on the ability of RXF effectively to exercise full rights of ownership of any shares in Selected REITs, including, without limitation, the right to vote any shares in Selected REITs acquired by RXF pursuant to the Exchange Offer or otherwise on all matters properly presented to the holders of RXF Common Shares, or (iii) requires divestiture by RXF of any Selected REIT shares; or

•                                          there shall have occurred (i) any general suspension of trading in, or limitation on prices for, securities on any national securities exchange or in the over-the-counter market in the United States, (ii) a declaration of a banking moratorium or any suspension of payments in respect of banks in the United States, (iii) any limitation by any governmental authority on, or other event which might affect, the extension of credit by lending institutions or result in any imposition of currency controls in the United States, (iv) the commencement of a war, armed hostilities or other national or international calamity directly or indirectly involving the United States, (v) a material change in United States or other currency exchange rates or a suspension of a limitation on the markets thereof, or (vi) in the case of any of the foregoing existing at the time of the commencement of an Exchange Offer, a material acceleration or worsening thereof.

The foregoing conditions are for the sole benefit of RXF and may be asserted with respect to all or any portion of the Exchange Offers regardless of the circumstances (including any action or inaction by RXF) giving rise to such condition or may be waived by RXF in whole or in part prior to the Expiration Date of the Exchange Offers.

Shares in Selected REITs tendered in the Exchange Offers may be withdrawn at any time prior to the Expiration Date. In addition, unless we have already accepted the Selected REIT shares, a holder may withdraw its Selected REIT shares at any time after 12:00 a.m., New York City time on June 19, 2013, subject to extension of the Exchange Offers. Except as otherwise provided herein, tenders of Selected REIT shares pursuant to each of the Exchange Offers are irrevocable.

A holder of shares in Selected REITs may tender such shares by properly completing and signing the applicable Letter of Transmittal or a facsimile thereof and delivering it, together with a timely confirmation of a book-entry transfer, pursuant to the procedure described below (or by delivering any certificate representing shares in Selected REITs being tendered), and any required signature guarantees, to U.S. Bancorp Fund Services, LLC (the “Exchange Agent”).

The tendered shares in Selected REITs must be endorsed or accompanied by written instruments of transfer in form satisfactory to us and duly executed by the registered holder and the signature on the endorsement or instrument of transfer must be guaranteed by a firm, an Eligible Institution, that is a member of a recognized signature guarantee medallion program, an Eligible Program, within the meaning of Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

Any beneficial owner whose shares in Selected REITs are registered in the name of a broker, dealer, commercial bank, trust company or other nominee and who wishes to tender shares in Selected REITs should contact such holder promptly and instruct such holder to tender shares in Selected REITs on such beneficial owner’s behalf. If such beneficial owner wishes to tender such shares in Selected REITs himself, such beneficial owner must, prior to completing and executing the Letter of Transmittal and delivering such shares in Selected REITs, either make appropriate arrangements to register ownership of the shares in Selected REITs in such beneficial owner’s name or follow the procedures described in the immediately preceding paragraph. The transfer of record ownership may take considerable time.

Book-Entry Transfer. The Exchange Agent will establish an account with respect to the tendered shares in the Selected REITs for the purposes of the Exchange Offers (the “Book-Entry Transfer Account”), within a reasonable period of time after receipt of the final prospectus, at any financial institution that is a registrar of any Selected REIT. Subject to the prior completion and delivery of the Letter of Transmittal and any related documentation to the Exchange Agent, and in accordance with the Selected REIT’s procedures for transfer of shares, the registrar of the Selected REIT will make book-entry delivery of such tendered Selected REIT shares to the Book-Entry Transfer Account. Although delivery of shares in Selected REITs may be effected through book-entry transfer at a Selected REITs registrar, the Letter of Transmittal, with any required signature guarantees and any other required documents, must, in any case, be transmitted to and received by the Exchange Agent at the address specified below on, or prior to, the Expiration Date.

If the number of shares in a Selected REIT validly tendered and not properly withdrawn on or prior to the Expiration Date of the applicable Exchange Offer is less than or equal to the number of shares sought in such Exchange Offer, we will exchange RXF Common Shares for all shares so tendered. However, if holders tender more shares than we are seeking in any Exchange Offer, we will exchange RXF Common Shares for only the number of shares in that Selected REIT set forth in the table above for each Exchange Offer, pro rata according to the number of shares in that Selected REIT tendered by each holder.

In the event that proration is required, because of the difficulty of immediately determining the precise number of shares in Selected REITs to be accepted, we will announce the final results of proration as soon as practicable, but in no event later than five business days following the Expiration Date.

A shareholder of a Selected REIT who exchanges shares in a Selected REIT for RXF Common Shares pursuant to an Exchange Offer will recognize gain or loss for U.S. federal income tax purposes in an amount equal to the difference between (i) the sum of the fair market value of the RXF Common Shares received by the shareholder and any cash received in lieu of fractional shares of RXF and (ii) the shareholder’s adjusted tax basis in the shares of the Selected REIT exchanged therefor.

The information required to be disclosed by paragraph (d)(1) of Rule 14d-6 of the Rules under the Securities Exchange Act of 1934, as amended is contained in the Preliminary Prospectus and is incorporated into this Summary Advertisement.

The Preliminary Prospectus and the Letters of Transmittal contain important information and both documents should be read carefully and in their entirety before any decision is made with respect to the Exchange Offers.

Questions and requests for assistance may be directed to the Information Agent at the address and numbers set forth below. Requests for copies of the Preliminary Prospectus and the Related Letter of Transmittal also may be directed to the Information Agent. Shareholders may also contact their broker, dealer, commercial bank or trust company for assistance concerning the Exchange Offers. Requested copies will be furnished promptly at RXF’s expense. RXF will pay the Exchange Agent and the Information Agent customary fees and may pay, in certain cases, fees or commissions to a broker or dealer or other person for communicating with investors and facilitating completion of the exchange offer documents.

The Exchange Agent for the Exchange Offers is:

U.S. Bancorp Fund Services, LLC

By Mail:	By Hand or Overnight Delivery Service:
U.S. Bancorp Fund Services, LLC PO BOX 701 Milwaukee, Wisconsin 53201	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

The Information Agent for the Exchange Offers is:

D.F. King & Co., Inc.

48 Wall Street
New York, NY 10005
Shareholders, call toll-free:800-290-6424

Banks and brokers, call collect: (212) 269-5550

Email: rxfinfo@dfking.com